EQUITY	12 Months Ended
Mar. 31, 2014
Notes to Financial Statements
EQUITY

NOTE 7. EQUITY

At a special shareholders meeting held August 13, 2009, the shareholders approved the change of the Company’s name to TOA Distribution Systems Inc, approved charges to the authorized capital which included creation of 10,000,000 shares of preferred stock at a par value of $0.01 per share and increased the authorized common stock to 250,000,000 with a par value of $0.001 per share. As well, the shareholders approved a 10 for 1 forward stock split of the outstanding shares. All share amounts shown in these financial statements have been adjusted retroactively to account for the forward stock split.

At March 31. 2013 we had zero preferred stock issued and outstanding and had 47,100,060 common shares issued and outstanding, which were issued on the dates and purposes listed below.

- 15,000,000 common shares issued to a director for cash at $0.0001 on December 13, 2007

- 600,000 common shares issued for services at $0.0025 on December 13, 2007

- 2,000,000 common shares issued for a mining property at $0.01 on January10, 2007

- 2,400,000 common shares issued for cash on May 11, 2009

- 4,285,000 common shares issued for accounts payable on June 1, 2009

- 3,315,000 common shares issued to a related party for loan payable on June 13, 2009

- 2,500,000 common shares issued for a mining property on June 15, 2009

- 17,000,000 common shares issued for a sub-distribution agreement on Sept 2, 2009